Document and Entity Information	Mar. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	ESTEE LAUDER COMPANIES INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14064
Entity Tax Identification Number	11-2408943
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	572-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001001250
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	EL
Security Exchange Name	NYSE